BOND PAYABLE (Details 2) - Dec. 31, 2025	USD ($)	JPY (¥)
Bond Payable
2026	$ 255,102	¥ 40,000,000
2027	127,551	20,000,000
2028
2029
2030
Thereafter
Total lease payments	$ 382,653	¥ 60,000,000